Quarterly Holdings Report
for

Fidelity® Series International Index Fund

July 31, 2020

IIF-QTLY-0920
1.9891252.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 6.5%
Afterpay Ltd. (a)	2,047	$100,238
AGL Energy Ltd.	6,130	72,789
AMP Ltd. (a)	33,474	35,036
Ampol Ltd.	2,283	42,865
APA Group unit	11,299	88,798
Aristocrat Leisure Ltd.	5,515	103,154
ASX Ltd.	1,854	109,477
Aurizon Holdings Ltd.	19,102	60,731
Australia & New Zealand Banking Group Ltd.	27,204	345,510
BHP Billiton Ltd.	28,252	743,843
BlueScope Steel Ltd.	5,009	40,045
Brambles Ltd.	14,802	114,002
Cimic Group Ltd.	887	13,612
Coca-Cola Amatil Ltd.	5,146	30,074
Cochlear Ltd.	620	84,260
Coles Group Ltd.	12,770	165,774
Commonwealth Bank of Australia	16,978	863,651
Computershare Ltd.	4,444	42,640
Crown Ltd.	3,401	21,747
CSL Ltd.	4,352	839,818
DEXUS Property Group unit	10,608	64,496
Evolution Mining Ltd.	15,641	65,931
Fortescue Metals Group Ltd.	16,232	201,903
Goodman Group unit	15,771	190,760
Insurance Australia Group Ltd.	22,160	80,586
Lendlease Group unit	6,136	49,757
Macquarie Group Ltd.	3,277	289,121
Magellan Financial Group Ltd.	1,199	52,391
Medibank Private Ltd.	27,100	54,600
Mirvac Group unit	38,203	57,045
National Australia Bank Ltd.	30,656	382,712
Newcrest Mining Ltd.	7,747	194,716
Northern Star Resources Ltd.	7,123	78,676
Orica Ltd.	3,992	49,313
Origin Energy Ltd.	17,004	65,237
Qantas Airways Ltd.	7,900	18,231
QBE Insurance Group Ltd.	13,905	97,383
Ramsay Health Care Ltd.	1,716	75,987
realestate.com.au Ltd.	478	37,047
Rio Tinto Ltd.	3,559	259,358
Santos Ltd.	17,189	64,719
Scentre Group unit	50,598	73,745
SEEK Ltd.	3,114	48,211
Sonic Healthcare Ltd.	4,327	99,235
South32 Ltd.	47,498	69,906
SP AusNet	16,715	21,257
Stockland Corp. Ltd. unit	23,203	52,882
Suncorp Group Ltd.	12,197	74,506
Sydney Airport unit	10,996	41,087
Tabcorp Holdings Ltd.	20,128	51,194
Telstra Corp. Ltd.	39,921	95,547
The GPT Group unit	18,806	52,131
TPG Telecom Ltd. (a)	3,475	19,961
Transurban Group unit	26,223	258,731
Treasury Wine Estates Ltd.	7,070	54,553
Tuas Ltd. (a)	137	69
Vicinity Centres unit	48,319	45,051
Washington H. Soul Pattinson & Co. Ltd.	1,068	14,917
Wesfarmers Ltd.	10,860	361,178
Westpac Banking Corp.	34,642	416,008
WiseTech Global Ltd.	1,364	20,124
Woodside Petroleum Ltd.	8,987	128,479
Woolworths Group Ltd.	12,082	333,885

TOTAL AUSTRALIA		8,680,690

Austria - 0.2%
Andritz AG	734	24,624
Erste Group Bank AG	2,671	59,465
OMV AG	1,427	44,915
Raiffeisen International Bank-Holding AG (a)	1,386	23,755
Verbund AG	624	32,739
Voestalpine AG	1,163	25,680

TOTAL AUSTRIA		211,178

Bailiwick of Jersey - 0.6%
Experian PLC	8,706	304,102
Ferguson PLC	2,157	190,147
Glencore Xstrata PLC	95,802	219,248
WPP PLC	11,867	88,009

TOTAL BAILIWICK OF JERSEY		801,506

Belgium - 0.9%
Ageas	1,710	64,155
Anheuser-Busch InBev SA NV	7,307	396,793
Colruyt NV	513	29,949
Elia System Operator SA/NV	282	30,627
Galapagos Genomics NV (a)	402	74,660
Groupe Bruxelles Lambert SA	1,149	99,777
KBC Groep NV	2,395	136,554
Proximus	1,436	29,619
Sofina SA	154	43,174
Solvay SA Class A	733	57,039
Telenet Group Holding NV	439	17,065
UCB SA	1,209	155,018
Umicore SA	1,888	88,825

TOTAL BELGIUM		1,223,255

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	6,000	31,276
Dairy Farm International Holdings Ltd.	3,036	13,045
Hongkong Land Holdings Ltd.	11,383	43,360
Jardine Matheson Holdings Ltd.	2,106	86,130
Jardine Strategic Holdings Ltd.	2,158	43,473
Kerry Properties Ltd.	7,000	16,655
NWS Holdings Ltd.	14,000	10,838

TOTAL BERMUDA		244,777

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	3,100	34,839
BeiGene Ltd. ADR (a)	386	80,674
Budweiser Brewing Co. APAC Ltd. (b)	16,900	61,274
Cheung Kong Property Holdings Ltd.	25,000	138,866
CK Hutchison Holdings Ltd.	26,000	169,581
Melco Crown Entertainment Ltd. sponsored ADR	2,003	32,969
Sands China Ltd.	23,200	89,803
WH Group Ltd. (b)	92,500	82,232
Wharf Real Estate Investment Co. Ltd.	16,000	56,566
Wynn Macau Ltd.	14,000	24,531

TOTAL CAYMAN ISLANDS		771,335

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	33	39,073
Series B	61	78,533
Ambu A/S Series B	1,603	55,760
Carlsberg A/S Series B	1,024	150,319
Christian Hansen Holding A/S	1,012	114,780
Coloplast A/S Series B	1,138	193,696
Danske Bank A/S (a)	6,617	106,346
DSV A/S	2,027	277,996
Genmab A/S (a)	623	212,768
GN Store Nord A/S	1,228	74,884
H Lundbeck A/S	703	25,566
Novo Nordisk A/S Series B	16,956	1,112,527
Novozymes A/S Series B	2,046	122,144
ORSTED A/S (b)	1,815	258,683
Pandora A/S	989	62,594
Tryg A/S	1,203	35,414
Vestas Wind Systems A/S	1,907	244,449
William Demant Holding A/S (a)	1,022	31,589

TOTAL DENMARK		3,197,121

Finland - 1.2%
Elisa Corp. (A Shares)	1,365	81,135
Fortum Corp.	4,268	86,573
Kone OYJ (B Shares)	3,260	258,209
Neste Oyj	4,050	185,485
Nokia Corp.	54,240	260,359
Nordea Bank ABP (Stockholm Stock Exchange)	31,064	239,941
Orion Oyj (B Shares)	1,038	45,265
Sampo Oyj (A Shares)	4,517	163,264
Stora Enso Oyj (R Shares)	5,615	70,507
UPM-Kymmene Corp.	5,109	136,191
Wartsila Corp.	4,166	34,744

TOTAL FINLAND		1,561,673

France - 9.9%
Accor SA (a)	1,838	45,986
Aeroports de Paris SA	291	27,423
Air Liquide SA	4,533	745,589
Alstom SA	1,840	102,368
Amundi SA (b)	602	45,597
Arkema SA	680	70,184
Atos Origin SA (a)	939	80,081
AXA SA	18,536	371,901
bioMerieux SA	412	66,731
BNP Paribas SA (a)	10,785	433,403
Bollore SA	8,974	29,916
Bouygues SA	2,196	77,603
Bureau Veritas SA	2,836	61,886
Capgemini SA	1,540	198,638
Carrefour SA	5,878	93,474
Casino Guichard Perrachon SA (a)	404	11,231
CNP Assurances	1,535	18,425
Compagnie de St. Gobain (a)	4,961	182,152
Covivio	451	32,566
Credit Agricole SA (a)	11,048	106,345
Danone SA	5,920	396,245
Dassault Aviation SA (a)	24	19,931
Dassault Systemes SA	1,257	228,173
Edenred SA	2,346	116,425
EDF SA	5,955	59,976
Eiffage SA (a)	794	69,212
ENGIE (a)	17,511	232,880
Essilor International SA	2,726	360,284
Eurazeo SA (a)	409	21,333
Faurecia SA (a)	707	27,391
Gecina SA	445	57,399
Groupe Eurotunnel SA (a)	4,259	63,865
Hermes International SCA	303	244,918
ICADE	285	18,800
Iliad SA	132	25,873
Ingenico SA	581	93,180
Ipsen SA	343	33,010
JCDecaux SA (a)	760	12,775
Kering SA	726	411,989
Klepierre SA	1,807	31,056
L'Oreal SA	2,407	807,856
La Francaise des Jeux SAEM (b)	780	28,336
Legrand SA	2,558	197,882
LVMH Moet Hennessy Louis Vuitton SE	2,663	1,157,987
Michelin CGDE Series B	1,627	169,306
Natixis SA (a)	9,581	23,193
Orange SA	19,120	224,103
Orpea	501	63,855
Pernod Ricard SA	2,032	349,465
Peugeot Citroen SA	5,651	90,796
Publicis Groupe SA	2,076	66,382
Remy Cointreau SA	226	36,179
Remy Cointreau SA rights 9/18/20 (a)(c)	226	266
Renault SA	1,876	44,318
Safran SA (a)	3,073	326,819
Sanofi SA	10,816	1,135,648
Sartorius Stedim Biotech	268	83,342
Schneider Electric SA	5,299	607,602
SCOR SE	1,576	40,561
SEB SA	223	36,802
Societe Generale Series A	7,767	119,575
Sodexo SA	855	58,697
SR Teleperformance SA	563	164,006
Suez Environnement SA	3,423	45,099
Thales SA	1,022	73,869
Total SA	24,172	914,758
Ubisoft Entertainment SA (a)	863	71,953
Valeo SA	2,214	56,817
Veolia Environnement SA	5,161	118,226
VINCI SA	5,004	430,670
Vivendi SA	7,954	211,071
Wendel SA	255	23,805
Worldline SA (a)(b)	1,312	112,387

TOTAL FRANCE		13,217,845

Germany - 8.5%
adidas AG	1,826	503,104
Allianz SE	4,001	830,521
BASF AG	8,809	485,958
Bayer AG	9,418	625,670
Bayerische Motoren Werke AG (BMW)	3,188	205,415
Beiersdorf AG	966	115,346
Brenntag AG	1,485	91,171
Carl Zeiss Meditec AG	370	38,637
Commerzbank AG	9,621	49,287
Continental AG	1,057	102,105
Covestro AG (b)	1,682	65,106
Daimler AG (Germany)	8,211	361,738
Delivery Hero AG (a)(b)	1,226	141,182
Deutsche Bank AG (a)	18,823	168,312
Deutsche Borse AG	1,821	331,624
Deutsche Lufthansa AG (a)	2,869	25,171
Deutsche Post AG	9,484	384,957
Deutsche Telekom AG	31,984	533,965
Deutsche Wohnen AG (Bearer)	3,276	158,989
E.ON AG	21,545	252,939
Evonik Industries AG	2,019	54,391
Fraport AG Frankfurt Airport Services Worldwide	424	16,492
Fresenius Medical Care AG & Co. KGaA	2,045	180,169
Fresenius SE & Co. KGaA	4,010	199,666
GEA Group AG	1,432	51,667
Hannover Reuck SE	578	97,635
HeidelbergCement AG	1,427	79,192
Henkel AG & Co. KGaA	1,003	87,016
Hochtief AG	252	20,482
Infineon Technologies AG	11,986	305,588
KION Group AG	614	47,157
Knorr-Bremse AG	478	55,963
Lanxess AG	766	39,702
LEG Immobilien AG	662	92,219
Merck KGaA	1,232	156,806
Metro Wholesale & Food Specialist AG	1,686	15,396
MTU Aero Engines Holdings AG	510	88,221
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,384	366,862
Nemetschek Se	575	42,265
Puma AG	799	61,967
RWE AG	5,599	210,919
SAP SE	10,011	1,580,270
Scout24 AG (b)	1,029	89,030
Siemens AG	7,336	934,871
Siemens Healthineers AG (b)	1,436	74,760
Symrise AG	1,234	154,153
TeamViewer AG (a)(b)	1,260	67,903
Telefonica Deutschland Holding AG	9,477	25,955
Thyssenkrupp AG (a)	4,088	31,638
Uniper SE	1,939	67,060
United Internet AG	943	42,733
Volkswagen AG	325	50,802
Vonovia SE	4,941	321,161
Zalando SE (a)(b)	1,454	104,888

TOTAL GERMANY		11,286,196

Hong Kong - 2.4%
AIA Group Ltd.	116,000	1,045,965
Bank of East Asia Ltd.	12,284	27,959
BOC Hong Kong (Holdings) Ltd.	35,500	98,938
CLP Holdings Ltd.	16,000	151,291
Galaxy Entertainment Group Ltd.	21,000	143,065
Hang Lung Properties Ltd.	20,000	49,082
Hang Seng Bank Ltd.	7,300	114,817
Henderson Land Development Co. Ltd.	13,700	51,273
Hong Kong & China Gas Co. Ltd.	102,335	146,629
Hong Kong Exchanges and Clearing Ltd.	11,446	546,728
Link (REIT)	20,260	157,238
MTR Corp. Ltd.	15,534	77,166
New World Development Co. Ltd.	14,750	71,939
PCCW Ltd.	44,000	24,809
Power Assets Holdings Ltd.	13,500	75,162
Sino Land Ltd.	32,083	38,871
SJM Holdings Ltd.	18,000	20,275
Sun Hung Kai Properties Ltd.	12,500	152,023
Swire Pacific Ltd. (A Shares)	4,500	22,159
Swire Properties Ltd.	11,000	25,405
Techtronic Industries Co. Ltd.	13,000	135,782

TOTAL HONG KONG		3,176,576

Ireland - 0.8%
CRH PLC	7,519	273,756
DCC PLC (United Kingdom)	944	84,423
James Hardie Industries PLC CDI	4,248	87,923
Kerry Group PLC Class A	1,521	200,666
Kingspan Group PLC (Ireland)	1,473	105,409
Paddy Power Betfair PLC (Ireland)	1,479	223,610
Smurfit Kappa Group PLC	2,169	72,715

TOTAL IRELAND		1,048,502

Isle of Man - 0.0%
Gaming VC Holdings SA	5,658	49,222
Israel - 0.6%
Azrieli Group	402	19,244
Bank Hapoalim BM (Reg.)	10,887	64,747
Bank Leumi le-Israel BM	14,191	71,019
Check Point Software Technologies Ltd. (a)	1,113	139,515
CyberArk Software Ltd. (a)	351	41,362
Elbit Systems Ltd. (Israel)	264	37,061
Icl Group Ltd.	6,589	20,686
Israel Discount Bank Ltd. (Class A)	10,824	32,838
Mizrahi Tefahot Bank Ltd.	1,441	29,718
NICE Systems Ltd. (a)	593	120,552
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	10,462	120,731
Wix.com Ltd. (a)	490	142,335

TOTAL ISRAEL		839,808

Italy - 1.9%
Assicurazioni Generali SpA	10,471	156,152
Atlantia SpA (a)	4,746	76,036
Davide Campari Milano NV	5,782	57,981
DiaSorin S.p.A.	250	48,885
Enel SpA	77,973	714,274
Eni SpA	24,324	216,674
FinecoBank SpA	5,878	84,992
Infrastrutture Wireless Italiane SpA (b)	2,164	21,833
Intesa Sanpaolo SpA	142,502	290,468
Leonardo SpA	3,747	23,879
Mediobanca SpA	6,103	49,288
Moncler SpA	1,854	71,196
Nexi SpA (a)(b)	3,596	64,238
Pirelli & C. SpA (b)	4,150	16,440
Poste Italiane SpA (b)	4,832	44,123
Prysmian SpA	2,375	60,513
Recordati SpA	1,035	55,156
Snam Rete Gas SpA	19,439	103,042
Telecom Italia SpA	82,020	33,264
Terna SpA	13,468	100,042
UniCredit SpA	20,329	184,891

TOTAL ITALY		2,473,367

Japan - 23.8%
ABC-MART, Inc.	300	15,814
ACOM Co. Ltd.	3,500	12,267
Advantest Corp.	1,900	103,738
AEON Co. Ltd.	6,300	148,954
AEON MALL Co. Ltd.	900	10,687
Agc, Inc.	1,900	53,411
Air Water, Inc.	1,900	24,501
Aisin Seiki Co. Ltd.	1,500	42,794
Ajinomoto Co., Inc.	4,500	81,268
Alfresa Holdings Corp.	1,900	38,806
Amada Co. Ltd.	3,100	20,833
Ana Holdings, Inc. (a)	1,200	24,845
Aozora Bank Ltd.	1,100	17,597
Asahi Group Holdings	3,700	120,605
ASAHI INTECC Co. Ltd.	1,800	50,129
Asahi Kasei Corp.	12,000	86,317
Astellas Pharma, Inc.	17,800	277,644
Bandai Namco Holdings, Inc.	1,900	104,922
Bank of Kyoto Ltd.	500	18,256
Benesse Holdings, Inc.	700	18,172
Bridgestone Corp.	5,200	153,169
Brother Industries Ltd.	2,200	33,960
Calbee, Inc.	800	25,355
Canon, Inc.	9,600	154,488
Casio Computer Co. Ltd.	1,900	30,367
Central Japan Railway Co.	1,400	169,833
Chiba Bank Ltd.	5,300	24,284
Chubu Electric Power Co., Inc.	6,200	73,725
Chugai Pharmaceutical Co. Ltd.	6,400	288,955
Chugoku Electric Power Co., Inc.	2,900	35,286
Coca-Cola West Co. Ltd.	1,100	16,367
Concordia Financial Group Ltd.	10,500	31,134
Cosmos Pharmaceutical Corp.	200	36,522
CyberAgent, Inc.	1,000	56,566
Dai Nippon Printing Co. Ltd.	2,400	52,142
Dai-ichi Mutual Life Insurance Co.	10,300	121,503
Daicel Chemical Industries Ltd.	2,200	14,590
Daifuku Co. Ltd.	1,000	89,745
Daiichi Sankyo Kabushiki Kaisha	5,400	477,828
Daikin Industries Ltd.	2,400	422,272
Dainippon Sumitomo Pharma Co. Ltd.	1,840	22,980
Daito Trust Construction Co. Ltd.	600	46,887
Daiwa House Industry Co. Ltd.	5,400	119,163
Daiwa House REIT Investment Corp.	20	51,901
Daiwa Securities Group, Inc.	14,100	62,607
DENSO Corp.	4,200	155,369
Dentsu Group, Inc.	2,100	46,851
Disco Corp.	300	71,333
East Japan Railway Co.	2,900	167,170
Eisai Co. Ltd.	2,400	193,696
Electric Power Development Co. Ltd.	1,300	17,623
FamilyMart Co. Ltd.	2,500	56,120
Fanuc Corp.	1,900	320,574
Fast Retailing Co. Ltd.	600	319,081
Fuji Electric Co. Ltd.	1,200	32,711
Fujifilm Holdings Corp.	3,500	156,529
Fujitsu Ltd.	1,900	254,401
Fukuoka Financial Group, Inc.	1,600	23,270
GLP J-REIT	36	59,753
GMO Payment Gateway, Inc.	400	41,566
Hakuhodo DY Holdings, Inc.	2,200	24,025
Hamamatsu Photonics K.K.	1,300	56,001
Hankyu Hanshin Holdings, Inc.	2,200	62,661
Hikari Tsushin, Inc.	155	33,385
Hino Motors Ltd.	2,500	14,416
Hirose Electric Co. Ltd.	300	31,373
Hisamitsu Pharmaceutical Co., Inc.	500	21,751
Hitachi Construction Machinery Co. Ltd.	1,000	28,978
Hitachi Ltd.	9,300	278,573
Hitachi Metals Ltd.	1,900	24,626
Honda Motor Co. Ltd.	15,600	380,326
Hoshizaki Corp.	500	37,976
Hoya Corp.	3,600	354,372
Hulic Co. Ltd.	2,800	23,965
Idemitsu Kosan Co. Ltd.	1,982	41,286
Iida Group Holdings Co. Ltd.	1,300	19,993
INPEX Corp.	9,800	55,939
Isetan Mitsukoshi Holdings Ltd.	3,500	15,971
Isuzu Motors Ltd.	5,400	44,045
IT Holdings Corp.	2,200	47,219
ITO EN Ltd.	500	29,380
Itochu Corp.	12,900	282,850
ITOCHU Techno-Solutions Corp.	900	36,347
Japan Airlines Co. Ltd.	1,000	16,187
Japan Airport Terminal Co. Ltd.	500	17,170
Japan Exchange Group, Inc.	4,900	115,724
Japan Post Bank Co. Ltd.	3,800	28,216
Japan Post Holdings Co. Ltd.	15,100	103,130
Japan Post Insurance Co. Ltd.	2,300	30,332
Japan Prime Realty Investment Corp.	7	18,403
Japan Real Estate Investment Corp.	13	66,317
Japan Retail Fund Investment Corp.	24	28,771
Japan Tobacco, Inc.	11,500	196,563
JFE Holdings, Inc.	4,500	29,538
JGC Corp.	2,200	22,260
JSR Corp.	2,000	42,908
JTEKT Corp.	1,800	11,979
JX Holdings, Inc.	29,300	102,744
Kajima Corp.	4,400	48,334
Kakaku.com, Inc.	1,400	33,633
Kamigumi Co. Ltd.	900	16,307
Kansai Electric Power Co., Inc.	6,800	64,683
Kansai Paint Co. Ltd.	1,800	34,519
Kao Corp.	4,600	333,703
Kawasaki Heavy Industries Ltd.	1,300	17,728
KDDI Corp.	15,800	502,400
Keihan Electric Railway Co., Ltd.	900	36,389
Keihin Electric Express Railway Co. Ltd.	2,000	25,979
Keio Corp.	1,000	49,934
Keisei Electric Railway Co.	1,200	29,340
Keyence Corp.	1,700	710,160
Kikkoman Corp.	1,400	65,705
Kintetsu Group Holdings Co. Ltd.	1,700	65,845
Kirin Holdings Co. Ltd.	7,900	152,223
Kobayashi Pharmaceutical Co. Ltd.	500	44,211
Kobe Bussan Co. Ltd.	600	36,900
Koito Manufacturing Co. Ltd.	1,000	38,968
Komatsu Ltd.	8,400	165,034
Konami Holdings Corp.	900	27,503
Kose Corp.	300	30,041
Kubota Corp.	10,000	142,400
Kuraray Co. Ltd.	2,900	28,396
Kurita Water Industries Ltd.	900	24,053
Kyocera Corp.	3,100	172,640
Kyowa Hakko Kirin Co., Ltd.	2,700	66,682
Kyushu Electric Power Co., Inc.	3,500	29,229
Kyushu Railway Co.	1,400	27,483
Lasertec Corp.	700	60,838
Lawson, Inc.	500	24,798
LINE Corp. (a)	600	31,685
Lion Corp.	2,200	56,717
LIXIL Group Corp.	2,500	33,206
M3, Inc.	4,200	215,681
Makita Corp.	2,200	83,860
Marubeni Corp.	15,900	73,202
Marui Group Co. Ltd.	1,900	27,627
Maruichi Steel Tube Ltd.	500	11,776
Mazda Motor Corp.	5,200	29,998
McDonald's Holdings Co. (Japan) Ltd.	600	28,567
Mebuki Financial Group, Inc.	9,700	21,443
Medipal Holdings Corp.	1,700	31,220
Meiji Holdings Co. Ltd.	1,100	86,377
Mercari, Inc. (a)	800	33,404
Minebea Mitsumi, Inc.	3,500	57,398
Misumi Group, Inc.	2,700	63,613
Mitsubishi Chemical Holdings Corp.	12,400	66,623
Mitsubishi Corp.	13,000	261,947
Mitsubishi Electric Corp.	17,500	228,446
Mitsubishi Estate Co. Ltd.	11,300	162,328
Mitsubishi Gas Chemical Co., Inc.	1,500	23,622
Mitsubishi Heavy Industries Ltd.	3,100	72,117
Mitsubishi Materials Corp.	1,000	20,444
Mitsubishi Motors Corp. of Japan	7,100	13,991
Mitsubishi UFJ Financial Group, Inc.	117,300	439,561
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	14,714
Mitsui & Co. Ltd.	15,900	237,707
Mitsui Chemicals, Inc.	1,700	32,354
Mitsui Fudosan Co. Ltd.	8,900	139,142
Miura Co. Ltd.	800	29,966
Mizuho Financial Group, Inc.	231,600	282,331
MonotaRO Co. Ltd.	1,200	51,070
MS&AD Insurance Group Holdings, Inc.	4,300	108,051
Murata Manufacturing Co. Ltd.	5,500	353,269
Nabtesco Corp.	1,100	32,941
Nagoya Railroad Co. Ltd.	1,800	45,334
NEC Corp.	2,400	134,461
New Hampshire Foods Ltd.	800	35,161
Nexon Co. Ltd.	4,600	118,634
NGK Insulators Ltd.	2,600	32,313
NGK Spark Plug Co. Ltd.	1,500	19,966
Nidec Corp.	4,300	341,579
Nihon M&A Center, Inc.	1,400	67,715
Nikon Corp.	2,800	19,576
Nintendo Co. Ltd.	1,100	483,791
Nippon Building Fund, Inc.	12	67,111
Nippon Express Co. Ltd.	700	33,277
Nippon Paint Holdings Co. Ltd.	1,400	94,960
Nippon Prologis REIT, Inc.	21	72,311
Nippon Shinyaku Co. Ltd.	500	38,402
Nippon Steel & Sumitomo Metal Corp.	7,800	63,955
Nippon Telegraph & Telephone Corp.	12,300	285,501
Nippon Yusen KK	1,500	19,518
Nissan Chemical Corp.	1,200	63,554
Nissan Motor Co. Ltd.	22,300	76,279
Nisshin Seifun Group, Inc.	1,800	27,572
Nissin Food Holdings Co. Ltd.	600	53,734
Nitori Holdings Co. Ltd.	800	175,107
Nitto Denko Corp.	1,500	85,021
NKSJ Holdings, Inc.	3,200	105,453
Nomura Holdings, Inc.	30,100	141,656
Nomura Real Estate Holdings, Inc.	1,100	18,206
Nomura Real Estate Master Fund, Inc.	42	51,897
Nomura Research Institute Ltd.	3,100	81,296
NSK Ltd.	3,600	24,234
NTT Data Corp.	6,100	69,352
NTT DOCOMO, Inc.	11,200	308,349
Obayashi Corp.	6,300	56,249
OBIC Co. Ltd.	700	125,048
Odakyu Electric Railway Co. Ltd.	2,900	60,688
Oji Holdings Corp.	7,900	33,153
Olympus Corp.	11,200	201,448
OMRON Corp.	1,800	129,654
Ono Pharmaceutical Co. Ltd.	3,500	97,985
Oracle Corp. Japan	400	47,915
Oriental Land Co. Ltd.	1,900	227,415
ORIX Corp.	12,700	137,352
ORIX JREIT, Inc.	24	30,812
Osaka Gas Co. Ltd.	3,600	66,750
Otsuka Corp.	1,000	51,580
Otsuka Holdings Co. Ltd.	3,700	153,452
Pan Pacific International Hold	4,000	90,803
Panasonic Corp.	21,200	183,621
Park24 Co. Ltd.	1,000	13,415
PeptiDream, Inc. (a)	900	36,092
Persol Holdings Co., Ltd.	1,600	20,224
Pigeon Corp.	1,100	42,553
Pola Orbis Holdings, Inc.	800	13,173
Rakuten, Inc.	8,300	76,271
Recruit Holdings Co. Ltd.	12,200	380,589
Renesas Electronics Corp. (a)	7,700	42,044
Resona Holdings, Inc.	20,100	65,893
Ricoh Co. Ltd.	6,600	42,502
Rinnai Corp.	300	24,486
ROHM Co. Ltd.	900	56,710
Ryohin Keikaku Co. Ltd.	2,400	28,726
Santen Pharmaceutical Co. Ltd.	3,500	58,854
SBI Holdings, Inc. Japan	2,200	45,868
SCSK Corp.	500	25,223
Secom Co. Ltd.	2,000	172,958
Sega Sammy Holdings, Inc.	1,800	20,218
Seibu Holdings, Inc.	2,200	19,578
Seiko Epson Corp.	2,600	27,583
Sekisui Chemical Co. Ltd.	3,500	47,348
Sekisui House Ltd.	6,000	109,583
Seven & i Holdings Co. Ltd.	7,200	217,581
Seven Bank Ltd.	5,300	12,868
SG Holdings Co. Ltd.	1,500	54,839
Sharp Corp.	2,000	19,461
Shimadzu Corp.	2,100	52,790
Shimamura Co. Ltd.	200	13,849
SHIMANO, Inc.	700	152,095
SHIMIZU Corp.	5,500	39,427
Shin-Etsu Chemical Co. Ltd.	3,400	397,932
Shinsei Bank Ltd.	1,400	15,816
Shionogi & Co. Ltd.	2,600	154,677
Shiseido Co. Ltd.	3,800	211,722
Shizuoka Bank Ltd.	3,800	24,678
Showa Denko K.K.	1,400	29,025
SMC Corp.	500	260,120
SoftBank Corp.	18,400	245,872
SoftBank Group Corp.	15,000	946,096
Sohgo Security Services Co., Ltd.	700	32,833
Sony Corp.	12,200	947,880
Square Enix Holdings Co. Ltd.	900	47,952
Stanley Electric Co. Ltd.	1,200	28,522
Subaru Corp.	5,900	111,436
Sumco Corp.	2,400	37,236
Sumitomo Chemical Co. Ltd.	14,700	42,419
Sumitomo Corp.	11,400	126,651
Sumitomo Electric Industries Ltd.	7,300	81,560
Sumitomo Heavy Industries Ltd.	1,000	19,485
Sumitomo Metal Mining Co. Ltd.	2,200	66,131
Sumitomo Mitsui Financial Group, Inc.	12,500	333,081
Sumitomo Mitsui Trust Holdings, Inc.	3,200	82,157
Sumitomo Realty & Development Co. Ltd.	3,000	76,506
Sumitomo Rubber Industries Ltd.	1,500	12,413
Sundrug Co. Ltd.	700	23,872
Suntory Beverage & Food Ltd.	1,300	48,817
Suzuken Co. Ltd.	600	21,227
Suzuki Motor Corp.	3,500	114,847
Sysmex Corp.	1,600	122,900
T&D Holdings, Inc.	5,300	43,627
Taiheiyo Cement Corp.	1,100	23,873
Taisei Corp.	1,800	61,830
Taisho Pharmaceutical Holdings Co. Ltd.	360	20,303
Taiyo Nippon Sanso Corp.	1,400	21,941
Takeda Pharmaceutical Co. Ltd.	15,141	549,116
TDK Corp.	1,200	133,604
Teijin Ltd.	1,700	24,551
Terumo Corp.	6,200	234,553
THK Co. Ltd.	1,100	25,532
Tobu Railway Co. Ltd.	1,800	50,407
Toho Co. Ltd.	1,100	32,698
Toho Gas Co. Ltd.	700	30,287
Tohoku Electric Power Co., Inc.	4,200	39,558
Tokio Marine Holdings, Inc.	6,100	257,572
Tokyo Century Corp.	400	22,181
Tokyo Electric Power Co., Inc. (a)	14,000	37,341
Tokyo Electron Ltd.	1,400	387,404
Tokyo Gas Co. Ltd.	3,600	76,436
Tokyu Corp.	4,900	54,532
Tokyu Fudosan Holdings Corp.	6,100	23,311
Toppan Printing Co. Ltd.	2,400	35,979
Toray Industries, Inc.	13,400	58,003
Toshiba Corp.	3,700	111,851
Tosoh Corp.	2,400	32,213
Toto Ltd.	1,400	52,810
Toyo Suisan Kaisha Ltd.	900	54,414
Toyoda Gosei Co. Ltd.	600	11,586
Toyota Industries Corp.	1,400	70,625
Toyota Motor Corp.	20,300	1,205,088
Toyota Tsusho Corp.	2,000	50,727
Trend Micro, Inc.	1,300	76,244
Tsuruha Holdings, Inc.	400	55,132
Unicharm Corp.	3,900	175,298
United Urban Investment Corp.	27	26,246
USS Co. Ltd.	2,000	29,682
Welcia Holdings Co. Ltd.	500	45,817
West Japan Railway Co.	1,600	69,096
Yahoo! Japan Corp.	25,400	135,071
Yakult Honsha Co. Ltd.	1,200	68,131
Yamada Denki Co. Ltd.	6,600	28,494
Yamaha Corp.	1,300	59,939
Yamaha Motor Co. Ltd.	2,600	37,913
Yamato Holdings Co. Ltd.	3,000	77,357
Yamazaki Baking Co. Ltd.	1,100	18,372
Yaskawa Electric Corp.	2,300	76,469
Yokogawa Electric Corp.	2,100	32,256
Yokohama Rubber Co. Ltd.	1,100	14,070
Zozo, Inc.	1,000	27,018

TOTAL JAPAN		31,569,814

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	6,875	75,639
Aroundtown SA	11,048	66,475
Eurofins Scientific SA	126	81,899
SES SA (France) (depositary receipt)	3,619	25,561
Tenaris SA	4,474	26,368

TOTAL LUXEMBOURG		275,942

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	24,500	25,353
HKT Trust/HKT Ltd. unit	37,000	54,519

TOTAL MULTI-NATIONAL		79,872

Netherlands - 5.1%
ABN AMRO Group NV GDR (b)	4,241	35,090
Adyen BV (a)(b)	173	288,764
AEGON NV	17,314	50,737
AerCap Holdings NV (a)	1,227	33,043
Airbus Group NV	5,634	412,386
Akzo Nobel NV	1,913	179,688
Altice Europe NV Class A (a)	5,550	26,216
ASML Holding NV (Netherlands)	4,081	1,450,949
CNH Industrial NV	9,801	66,777
EXOR NV	1,054	59,160
Ferrari NV	1,207	215,187
Fiat Chrysler Automobiles NV (Italy)	10,497	106,586
Heineken Holding NV	1,103	95,302
Heineken NV (Bearer)	2,485	240,733
ING Groep NV (Certificaten Van Aandelen)	37,381	260,653
Koninklijke Ahold Delhaize NV	10,548	303,791
Koninklijke DSM NV	1,652	252,198
Koninklijke KPN NV	34,315	88,684
Koninklijke Philips Electronics NV	8,771	453,205
NN Group NV	2,800	102,246
Prosus NV	4,673	454,809
QIAGEN NV (Germany) (a)	2,211	109,830
Randstad NV	1,164	55,750
STMicroelectronics NV (France)	6,101	171,421
Takeaway.com Holding BV (a)(b)	1,163	125,707
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,327	69,591
Unilever NV	14,010	827,855
Vopak NV	655	35,762
Wolters Kluwer NV	2,620	206,345

TOTAL NETHERLANDS		6,778,465

New Zealand - 0.3%
Auckland International Airport Ltd.	11,349	48,020
Fisher & Paykel Healthcare Corp.	5,520	131,791
Mercury Nz Ltd.	6,020	18,645
Meridian Energy Ltd.	12,026	38,762
Ryman Healthcare Group Ltd.	3,645	32,151
Spark New Zealand Ltd.	18,131	59,281
The a2 Milk Co. Ltd. (a)	7,096	98,074

TOTAL NEW ZEALAND		426,724

Norway - 0.5%
DNB ASA	9,094	139,678
Equinor ASA	9,572	141,237
Gjensidige Forsikring ASA (a)	1,955	40,037
Mowi ASA	4,212	75,801
Norsk Hydro ASA	12,679	35,815
Orkla ASA	7,204	70,838
Schibsted ASA (B Shares)	859	28,237
Telenor ASA	6,920	106,975
Yara International ASA	1,740	72,702

TOTAL NORWAY		711,320

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	19,612	40,914
Portugal - 0.2%
Energias de Portugal SA	24,454	123,432
Energias de Portugal SA rights 8/3/20 (a)	24,454	2,483
Galp Energia SGPS SA Class B	4,886	51,160
Jeronimo Martins SGPS SA	2,508	42,232

TOTAL PORTUGAL		219,307

Singapore - 1.1%
Ascendas Real Estate Investment Trust	29,412	76,132
CapitaCommercial Trust (REIT)	26,500	31,249
CapitaLand Ltd.	25,300	51,061
CapitaMall Trust	24,100	33,309
City Developments Ltd.	4,200	25,152
DBS Group Holdings Ltd.	17,200	248,465
Genting Singapore Ltd.	61,000	32,724
Jardine Cycle & Carriage Ltd.	900	13,196
Keppel Corp. Ltd.	14,400	56,706
Mapletree Commercial Trust	21,400	28,816
Mapletree Logistics Trust (REIT)	26,600	41,434
Oversea-Chinese Banking Corp. Ltd.	31,534	197,522
Singapore Airlines Ltd.	12,450	31,057
Singapore Exchange Ltd.	8,000	47,723
Singapore Technologies Engineering Ltd.	14,500	34,682
Singapore Telecommunications Ltd.	78,100	141,742
Suntec (REIT)	20,400	20,017
United Overseas Bank Ltd.	11,200	157,691
UOL Group Ltd.	4,400	21,313
Venture Corp. Ltd.	2,500	32,649
Wilmar International Ltd.	19,100	64,562
Yangzijiang Shipbuilding Holdings Ltd.	27,100	18,160

TOTAL SINGAPORE		1,405,362

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	2,699	62,607
Aena Sme SA (a)(b)	648	84,193
Amadeus IT Holding SA Class A	4,136	206,532
Banco Bilbao Vizcaya Argentaria SA	63,971	199,188
Banco Santander SA (Spain)	159,425	341,882
Bankinter SA	6,659	34,372
CaixaBank SA	34,453	74,110
Cellnex Telecom SA (b)	3,020	189,325
Enagas SA	2,383	59,987
Endesa SA	3,053	86,455
Ferrovial SA	4,637	113,285
Gas Natural SDG SA	2,912	53,991
Grifols SA	2,852	82,980
Iberdrola SA	57,740	742,722
Inditex SA	10,465	277,300
MAPFRE SA (Reg.)	9,432	16,955
Red Electrica Corporacion SA	4,160	80,952
Repsol SA	15,007	118,341
Siemens Gamesa Renewable Energy SA	2,230	52,208
Telefonica SA	48,740	204,124

TOTAL SPAIN		3,081,509

Sweden - 3.0%
Alfa Laval AB	3,040	71,704
ASSA ABLOY AB (B Shares)	9,612	212,196
Atlas Copco AB:
(A Shares)	6,353	279,942
(B Shares)	3,836	147,668
Boliden AB	2,619	70,961
Electrolux AB (B Shares)	2,088	39,012
Epiroc AB:
Class A	6,269	87,654
Class B	3,786	51,377
EQT AB	2,345	54,750
Ericsson (B Shares)	27,978	325,526
Essity AB Class B	5,807	190,804
Evolution Gaming Group AB (b)	1,218	83,010
H&M Hennes & Mauritz AB (B Shares)	7,706	120,116
Hexagon AB (B Shares) (a)	2,697	174,715
Husqvarna AB (B Shares)	3,940	37,469
ICA Gruppen AB	999	49,004
Industrivarden AB (C Shares)	1,524	37,300
Investor AB (B Shares)	4,354	256,173
Kinnevik AB (B Shares)	2,354	82,226
Latour Investment AB Class B	1,494	30,509
Lundbergfoeretagen AB	693	32,344
Lundin Petroleum AB	1,847	42,555
Nibe Industrier AB (B Shares)	2,987	71,441
Sandvik AB	10,826	202,322
Securitas AB (B Shares)	2,897	43,074
Skandinaviska Enskilda Banken AB (A Shares) (a)	15,602	150,400
Skanska AB (B Shares) (a)	3,285	66,034
SKF AB (B Shares)	3,703	68,090
Svenska Cellulosa AB (SCA) (B Shares)	5,785	69,708
Svenska Handelsbanken AB (A Shares) (a)	14,913	140,637
Swedbank AB (A Shares) (a)	8,685	140,439
Swedish Match Co. AB	1,625	124,554
Tele2 AB (B Shares)	4,858	68,635
Telia Co. AB	24,213	94,352
Volvo AB (B Shares)	14,257	245,024

TOTAL SWEDEN		3,961,725

Switzerland - 10.1%
ABB Ltd. (Reg.)	17,683	444,080
Adecco SA (Reg.)	1,496	70,617
Alcon, Inc. (Switzerland) (a)	4,716	283,615
Baloise Holdings AG	445	67,537
Banque Cantonale Vaudoise	264	27,625
Barry Callebaut AG	28	58,140
Clariant AG (Reg.)	1,843	34,661
Coca-Cola HBC AG	1,925	50,472
Compagnie Financiere Richemont SA Series A	5,010	311,026
Credit Suisse Group AG	23,294	248,414
Ems-Chemie Holding AG	76	65,359
Galenica AG	435	61,192
Geberit AG (Reg.)	356	195,877
Givaudan SA	89	366,004
Julius Baer Group Ltd.	2,147	94,253
Kuehne & Nagel International AG	518	88,868
LafargeHolcim Ltd. (Reg.)	5,025	236,319
Lindt & Spruengli AG	1	85,397
Lindt & Spruengli AG (participation certificate)	10	77,196
Logitech International SA (Reg.)	1,576	114,217
Lonza Group AG	713	445,864
Nestle SA (Reg. S)	28,543	3,394,390
Novartis AG	20,597	1,696,519
Partners Group Holding AG	179	172,473
Roche Holding AG (participation certificate)	6,737	2,333,404
Schindler Holding AG:
(participation certificate)	391	98,546
(Reg.)	194	48,153
SGS SA (Reg.)	58	151,635
Sika AG	1,360	298,158
Sonova Holding AG Class B	528	118,700
Straumann Holding AG	99	96,970
Swatch Group AG (Bearer)	283	59,103
Swatch Group AG (Bearer) (Reg.)	481	19,060
Swiss Life Holding AG	306	111,385
Swiss Prime Site AG	728	66,189
Swiss Re Ltd.	2,826	222,997
Swisscom AG	249	132,266
Temenos Group AG	628	92,701
UBS Group AG	35,160	411,171
Zurich Insurance Group Ltd.	1,435	530,667

TOTAL SWITZERLAND		13,481,220

United Kingdom - 12.7%
3i Group PLC	9,299	108,286
Admiral Group PLC	1,840	57,805
Anglo American PLC (United Kingdom)	11,777	288,312
Antofagasta PLC	3,924	52,778
Ashtead Group PLC	4,318	137,633
Associated British Foods PLC	3,414	78,877
AstraZeneca PLC (United Kingdom)	12,579	1,389,724
Auto Trader Group PLC (b)	9,406	65,706
Aveva Group PLC	585	31,749
Aviva PLC	37,505	128,982
BAE Systems PLC	30,738	196,997
Barclays PLC	166,065	215,303
Barratt Developments PLC	9,834	65,728
Berkeley Group Holdings PLC	1,212	70,663
BHP Billiton PLC	20,252	437,918
BP PLC	194,159	703,148
British American Tobacco PLC (United Kingdom)	21,988	726,667
British Land Co. PLC	8,731	41,665
BT Group PLC	85,255	110,014
Bunzl PLC	3,235	93,077
Burberry Group PLC	3,868	63,024
Coca-Cola European Partners PLC	1,970	81,105
Compass Group PLC	17,103	235,184
Croda International PLC	1,238	92,857
Diageo PLC	22,395	819,448
Direct Line Insurance Group PLC	13,632	52,890
Evraz PLC	4,783	18,063
GlaxoSmithKline PLC	48,070	957,570
Halma PLC	3,629	103,463
Hargreaves Lansdown PLC	3,217	73,651
Hikma Pharmaceuticals PLC	1,659	46,690
HSBC Holdings PLC (United Kingdom)	194,793	877,118
Imperial Brands PLC	9,065	151,411
Informa PLC	14,409	68,322
InterContinental Hotel Group PLC	1,668	76,830
Intertek Group PLC	1,547	108,906
ITV PLC	33,034	24,509
J Sainsbury PLC	16,193	39,670
John David Group PLC	4,292	34,024
Johnson Matthey PLC	1,867	54,719
Kingfisher PLC	20,764	65,749
Land Securities Group PLC	6,897	52,056
Legal & General Group PLC	57,164	160,131
Lloyds Banking Group PLC	673,778	229,563
London Stock Exchange Group PLC	3,012	332,702
M&G PLC	25,686	53,999
Melrose Industries PLC	46,584	51,990
Mondi PLC	4,672	83,356
National Grid PLC	33,616	396,206
Next PLC	1,272	90,745
NMC Health PLC	941	282
Ocado Group PLC (a)	4,426	118,943
Pearson PLC	7,212	49,555
Persimmon PLC	3,050	95,899
Prudential PLC	24,936	356,355
Reckitt Benckiser Group PLC	6,803	682,134
RELX PLC (London Stock Exchange)	18,537	391,879
Rentokil Initial PLC	17,706	123,812
Rio Tinto PLC	10,755	654,681
Rolls-Royce Holdings PLC	18,526	55,575
Royal Bank of Scotland Group PLC	46,339	64,297
Royal Dutch Shell PLC:
Class A (United Kingdom)	39,519	577,593
Class B (United Kingdom)	35,653	500,442
RSA Insurance Group PLC	10,212	57,360
Sage Group PLC	10,413	99,422
Schroders PLC	1,232	47,816
Scottish & Southern Energy PLC	9,864	167,317
Segro PLC	11,210	142,219
Severn Trent PLC	2,312	74,147
Smith & Nephew PLC	8,370	165,203
Smiths Group PLC	3,828	67,897
Spirax-Sarco Engineering PLC	705	95,145
St. James's Place Capital PLC	5,109	63,011
Standard Chartered PLC (United Kingdom)	26,039	131,500
Standard Life PLC	22,271	72,998
Taylor Wimpey PLC	34,936	54,123
Tesco PLC	93,730	264,538
Unilever PLC	11,203	667,083
United Utilities Group PLC	6,513	76,730
Vodafone Group PLC	256,685	385,759
Whitbread PLC	1,925	54,932
WM Morrison Supermarkets PLC	23,378	57,179

TOTAL UNITED KINGDOM		16,912,809

TOTAL COMMON STOCKS
(Cost $129,971,598)		127,728,034

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	534	27,400
Fuchs Petrolub AG	638	27,882
Henkel AG & Co. KGaA	1,703	167,304
Porsche Automobil Holding SE (Germany)	1,469	83,150
Sartorius AG (non-vtg.)	341	130,707
Volkswagen AG	1,766	260,032

TOTAL GERMANY		696,475

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	57,547	22,966
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $710,029)		719,441

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.14% (d)
(Cost $4,290,172)	4,289,314	4,290,601
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $134,971,799)		132,738,076
NET OTHER ASSETS (LIABILITIES) - 0.1%(e)		131,634
NET ASSETS - 100%		$132,869,710

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	49	Sept. 2020	$4,443,320	$79,955	$79,955

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,149,807 or 1.6% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $492,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,001
Fidelity Securities Lending Cash Central Fund	11
Total	$18,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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